FAIR VALUE (Details) - USD ($)		Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments		$ 10,158,514	$ 10,523,000	$ 9,282,000	$ 3,080,000
Long-term investment in a third-party technology company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[1]	7,096,323	7,330,000
Long-term investment in a third-party online company [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value option investments	[2]	$ 3,062,191	$ 3,193,000

[1]	In August 2014, the Group acquired 4.76% equity interest in a third-party technology company with a total cash consideration of $5,000,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was an increase of $1,265,852 and $nil in fiscal year 2016 and 2017, respectively.
[2]	In February 2013, the Group acquired 16.85% equity interest in a third-party online education company with a total cash consideration of $3,080,000. The equity interest was acquired through the Group's purchase of its convertible redeemable preferred shares. The fair value change of the investment was $nil and $nil in fiscal year 2016 and 2017, respectively.